Segment Financial Information - Schedule of Accounting Reconciliations Between Individual and Consolidated Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of operating segments [line items]
Total consolidated sales	$ 70,604,483	$ 1,397,029,719	$ 1,074,093,232	$ 1,161,760,392
Total consolidated operating (loss) income		104,725,231	424,350,187	(154,387,081)
Total consolidated net (loss) income	(14,193,909)	(280,850,619)	(191,144,342)	(712,567,398)
Total consolidated assets	107,749,252		2,329,886,024	1,775,654,200	$ 2,132,002,114
Total consolidated liabilities	$ 183,676,636		3,562,894,171	3,107,330,098	3,634,354,499
Exploration and Production [member]
Disclosure of operating segments [line items]
Total consolidated sales		762,637,362	616,380,615	690,642,133
Total consolidated operating (loss) income		193,862,563	501,862,911	(93,102,518)
Total consolidated net (loss) income		(151,037,384)	(45,878,653)	(667,394,014)
Total consolidated assets			2,206,418,541	1,698,909,240	2,058,036,405
Total consolidated liabilities			2,533,221,665	1,985,557,185	2,570,412,398
Exploration and Production [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		762,637,362	616,380,615	690,642,133
Total consolidated operating (loss) income		194,814,292	503,679,153	(89,473,302)
Total consolidated net (loss) income		(150,388,699)	(44,069,001)	(663,719,119)
Total consolidated assets			2,232,052,453		2,084,553,745
Total consolidated liabilities			2,533,221,665		2,570,412,398
Exploration and Production [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated assets			483,230		858,094
Exploration and Production [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		(496,329)	(273,237)	(251,995)
Total consolidated net (loss) income		(496,329)	(273,237)	(251,995)
Total consolidated assets			(3,246,782)		(3,657,242)
Exploration and Production [member] | Capitalized Refined Products [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		(574,381)	(1,661,986)	(3,496,201)
Total consolidated net (loss) income		(574,381)	(1,661,986)	(3,496,201)
Total consolidated assets			(1,661,986)		(574,381)
Exploration and Production [member] | Amortization of Capitalized Interest [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		118,981	118,981	118,980
Total consolidated net (loss) income		118,981	118,981	118,980
Total consolidated assets			118,981		118,981
Exploration and Production [member] | Depreciation and impairment of revaluated transferred assets net of deferred taxess [member]
Disclosure of operating segments [line items]
Total consolidated assets			(20,585,300)
Exploration and Production [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		303,044	6,590	(45,679)
Total consolidated assets			(742,055)		(759,624)
Exploration and Production [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated assets					(22,503,168)
Industrial Transformation [member]
Disclosure of operating segments [line items]
Total consolidated sales		1,013,933,366	770,749,995	874,033,276
Total consolidated operating (loss) income		(70,231,195)	(65,526,560)	(67,735,590)
Total consolidated net (loss) income		(55,786,663)	(69,865,290)	(87,209,335)
Total consolidated assets			1,107,094,580	567,486,579	857,196,306
Total consolidated liabilities			1,278,138,290	735,280,560	1,077,108,748
Industrial Transformation [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		1,015,157,118	771,597,427	874,630,488
Total consolidated operating (loss) income		(59,989,652)	(60,347,367)	(88,819,558)
Total consolidated net (loss) income		(44,599,751)	(61,639,067)	(107,164,261)
Total consolidated assets			1,151,907,566		912,770,881
Total consolidated liabilities			1,282,558,220		1,081,528,677
Industrial Transformation [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales		(1,223,752)	(847,432)	(597,212)
Total consolidated operating (loss) income		(1,223,752)	(847,432)	(597,212)
Total consolidated net (loss) income		(1,223,752)	(847,432)	(597,212)
Total consolidated assets			(4,158,101)		(5,389,977)
Total consolidated liabilities			(4,419,930)		(4,419,929)
Industrial Transformation [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		(9,017,791)	3,572,498	21,681,180
Total consolidated net (loss) income		(9,017,791)	3,572,498	21,681,180
Total consolidated assets			(33,361,438)		(42,379,229)
Industrial Transformation [member] | Capitalized Refined Products [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income			(7,904,259)
Total consolidated net (loss) income			(7,904,259)
Industrial Transformation [member] | Amortization of Capitalized Interest [member]
Disclosure of operating segments [line items]
Total consolidated assets					8,123
Industrial Transformation [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		(945,369)	(3,047,030)	(1,129,042)
Total consolidated assets			(7,293,447)		(7,813,492)
Cogeneration and Services [member]
Disclosure of operating segments [line items]
Total consolidated sales		448,988	184,434
Total consolidated operating (loss) income		(72,358)	(22,645)	(51,911)
Total consolidated net (loss) income		(92,093)	(34,700)	(57,310)
Total consolidated assets			388,423	655,240	179,807
Total consolidated liabilities			664,829	530,696	531,580
Cogeneration and Services [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		448,988	184,434
Total consolidated operating (loss) income		(72,358)	(22,645)	(51,911)
Total consolidated net (loss) income		(358,862)	(381,214)	(57,310)
Total consolidated assets			425,141		179,807
Total consolidated liabilities			664,829		531,580
Cogeneration and Services [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		266,769	346,514
Total consolidated assets			(36,718)
Drilling and Services [member]
Disclosure of operating segments [line items]
Total consolidated sales		3,442,197	2,051,866	1,511,970
Total consolidated operating (loss) income		2,053,796	1,516,048	796,559
Total consolidated net (loss) income		1,265,560	(142,404)	455,432
Total consolidated assets			27,673,598	24,917,981	26,220,748
Total consolidated liabilities			16,853,202	14,431,318	13,886,424
Drilling and Services [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		6,679,132	6,263,093	1,511,970
Total consolidated operating (loss) income		882,692	1,271,202	700,748
Total consolidated net (loss) income		345,913	(387,250)	359,621
Total consolidated assets			30,990,147		28,256,876
Total consolidated liabilities			16,457,347		13,186,297
Drilling and Services [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales		(3,236,935)	(4,211,227)
Total consolidated operating (loss) income		(3,236,935)	(4,211,227)
Total consolidated net (loss) income		(3,236,935)	(4,211,227)
Total consolidated liabilities			395,855		700,127
Drilling and Services [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		2,932,663	3,815,371
Total consolidated net (loss) income		2,932,663	3,815,371
Drilling and Services [member] | Depreciation and impairment of revaluated transferred assets net of deferred taxess [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		1,475,376	640,702	95,811
Total consolidated net (loss) income			640,702	95,811
Total consolidated assets			(3,316,549)
Drilling and Services [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		1,223,919
Total consolidated assets					(2,036,128)
Logistics [member]
Disclosure of operating segments [line items]
Total consolidated sales		74,386,812	71,130,845	10,954,841
Total consolidated operating (loss) income		(8,207,341)	(18,801,854)	(5,683,002)
Total consolidated net (loss) income		(833,949)	(10,018,145)	(3,685,360)
Total consolidated assets			130,824,921	111,307,038	191,895,993
Total consolidated liabilities			29,336,417	19,917,100	56,706,251
Logistics [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		74,386,812	71,130,845	10,954,841
Total consolidated operating (loss) income		(61,696,313)	(25,701,065)	(6,875,252)
Total consolidated net (loss) income		(40,300,942)	(16,917,356)	(4,877,610)
Total consolidated assets			254,615,026		276,537,764
Total consolidated liabilities			29,336,417		56,706,251
Logistics [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated assets					7,183
Logistics [member] | Depreciation and impairment of revaluated transferred assets net of deferred taxess [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		53,488,972	6,899,211	1,192,250
Total consolidated net (loss) income			6,899,211	1,192,250
Total consolidated assets			(123,790,105)
Logistics [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		333
Total consolidated assets					(91,123)
Logistics [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		39,466,660
Total consolidated assets					(84,557,831)
Fertilizers [member]
Disclosure of operating segments [line items]
Total consolidated sales		4,768,310	4,775,775	1,704,684
Total consolidated operating (loss) income		(4,040,343)	(1,614,360)	(145,004)
Total consolidated net (loss) income		(4,270,024)	(1,659,482)	(145,101)
Total consolidated assets			9,556,469	9,034,376	8,923,456
Total consolidated liabilities			3,015,450	1,499,001	6,556,050
Fertilizers [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		4,795,196	4,775,775	1,704,684
Total consolidated operating (loss) income		(7,148,431)	(2,877,725)	(262,145)
Total consolidated net (loss) income		(8,616,130)	(7,820,835)	(262,242)
Total consolidated assets			10,421,225		17,689,305
Total consolidated liabilities			3,015,450		6,556,050
Fertilizers [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales		(26,886)
Total consolidated operating (loss) income		(26,886)
Total consolidated net (loss) income		(26,886)
Fertilizers [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income			905,910
Total consolidated net (loss) income			905,910
Total consolidated assets					(26,886)
Fertilizers [member] | Depreciation and impairment of revaluated transferred assets net of deferred taxess [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		3,134,974	357,455	117,141
Total consolidated net (loss) income			357,455	117,141
Total consolidated assets			(5,300,044)
Fertilizers [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		1,238,018	4,897,988
Total consolidated assets			4,435,288		(6,573,895)
Fertilizers [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		3,134,974
Total consolidated assets					(2,165,068)
Ethylene [member]
Disclosure of operating segments [line items]
Total consolidated sales		14,214,138	17,217,131	5,043,296
Total consolidated operating (loss) income		(1,475,389)	2,037,855	(1,760,143)
Total consolidated net (loss) income		(1,441,726)	2,096,614	(1,755,217)
Total consolidated assets			26,007,319	23,705,118	23,142,045
Total consolidated liabilities			3,901,722	4,538,591	2,308,890
Ethylene [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		14,214,138	17,217,131	5,048,600
Total consolidated operating (loss) income		(4,698,838)	(3,504,812)	(2,288,747)
Total consolidated net (loss) income		(5,866,542)	(3,780,706)	(2,314,774)
Total consolidated assets			43,067,636		35,498,783
Total consolidated liabilities			3,901,722		2,308,890
Ethylene [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales				(5,304)
Total consolidated operating (loss) income				(5,304)
Total consolidated net (loss) income				(5,304)
Total consolidated assets			(5,304)		(5,303)
Ethylene [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income			(2,163)	2,163
Total consolidated net (loss) income			(2,163)	2,163
Ethylene [member] | Depreciation and impairment of revaluated transferred assets net of deferred taxess [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		3,223,449	5,544,830	531,745
Total consolidated net (loss) income			5,544,830	531,745
Total consolidated assets			(12,746,136)
Ethylene [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		1,201,367	334,653	30,953
Total consolidated assets			(4,308,877)		(2,828,749)
Ethylene [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		3,223,449
Total consolidated assets					(9,522,686)
Trading Companies [member]
Disclosure of operating segments [line items]
Total consolidated sales		1,047,798,923	800,647,630	761,013,278
Total consolidated operating (loss) income		14,167,893	18,982,482	10,628,668
Total consolidated net (loss) income		12,045,101	11,166,750	8,697,174
Total consolidated assets			155,376,864	93,266,620	186,808,899
Total consolidated liabilities			86,885,889	41,420,792	116,842,881
Trading Companies [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		1,047,874,453	800,979,076	761,213,475
Total consolidated operating (loss) income		14,490,017	19,526,997	10,334,138
Total consolidated net (loss) income		5,200,268	11,711,265	8,402,644
Total consolidated assets			170,782,928		195,538,239
Total consolidated liabilities			85,392,123		116,648,398
Trading Companies [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales		(75,530)	(331,446)	(200,197)
Total consolidated operating (loss) income		(75,530)	(331,446)	(200,197)
Total consolidated net (loss) income		(75,530)	(331,446)	(200,197)
Total consolidated assets			(332,529)		(408,059)
Total consolidated liabilities			1,493,766		194,483
Trading Companies [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating (loss) income		(246,594)	(213,069)	494,727
Total consolidated net (loss) income		(246,594)	(213,069)	494,727
Total consolidated assets			(5,688,341)		(7,163,664)
Trading Companies [member] | Amortization of Capitalized Interest [member]
Disclosure of operating segments [line items]
Total consolidated assets			(424,198)
Trading Companies [member] | Depreciation and impairment of revaluated transferred assets net of deferred taxess [member]
Disclosure of operating segments [line items]
Total consolidated assets			(652)
Trading Companies [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income		7,166,957
Total consolidated assets			(8,960,344)		(732,768)
Trading Companies [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated assets					(424,849)
Corporate and Other Operating Subsidiary Companies [member]
Disclosure of operating segments [line items]
Total consolidated sales		83,017,684	53,803,095	18,801,547
Total consolidated operating (loss) income		(21,628,448)	(14,909,525)	2,651,449
Total consolidated net (loss) income		(292,266,613)	(194,251,296)	(711,312,155)
Total consolidated assets			2,359,024,145	1,443,189,885	2,111,740,735
Total consolidated liabilities			3,553,477,189	2,747,910,113	3,587,988,972
Corporate and Other Operating Subsidiary Companies [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales		83,017,684	53,803,095	18,801,547
Total consolidated operating (loss) income		(21,628,448)	(14,909,525)	2,651,449
Total consolidated net (loss) income		$ (292,266,613)	(194,251,296)	$ (711,312,155)
Total consolidated assets			2,359,024,145		2,111,740,735
Total consolidated liabilities			$ 3,553,477,189		$ 3,587,988,972